UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Short Duration Income Fund	November 30, 2021
TSDLX	Investor Class
TSIDX	I Class

T. ROWE PRICE SHORT DURATION INCOME FUND

HIGHLIGHTS

■	The Short Duration Income Fund outperformed its benchmark and Lipper peer group average during the six-month period ended November 30, 2021.

■	Sector allocation, security selection, and yield curve positioning contributed.

■	We aim to maintain current risk levels within the portfolio by targeting opportunities with attractive valuations and harvesting gains where credit spread levels do not provide adequate compensation for the risk of owning the security.

■	Given current spread levels, we believe the liquidity we have built up will be advantageous in periods of spread widening.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Major stock and bond indexes produced mixed results during the first half of your fund’s fiscal year, the six-month period ended November 30, 2021. While markets were supported by strong corporate earnings and generally positive economic news, elevated inflation reports and less accommodative central bank policies weighed on investor sentiment. In addition, the spread of new variants of the coronavirus dashed hopes that vaccines would bring about a quick end to the pandemic.

In equity markets, large-cap U.S. growth stocks delivered strong returns, but negative results were common in other sectors and regions. Small-caps and value stocks generally underperformed, and a stronger U.S. dollar weighed on returns for U.S. investors in foreign securities. Emerging markets stock benchmarks struggled amid a significant equity market downturn in China. The S&P 500 Index and the Nasdaq Composite reached record highs before pulling back at the end of the period after scientists in South Africa identified the omicron variant of the coronavirus. Within the S&P 500, information technology and consumer discretionary stocks were the top performers, while industrials lagged.

Fixed income returns also varied widely. The U.S. Treasury yield curve flattened as yields of securities with shorter maturities increased while longer-term bond yields fell. After starting the six-month period at 1.58%, the benchmark 10-year Treasury note declined to 1.43% by the end of November. (Bond prices and yields move in opposite directions.) Both investment-grade and high yield corporate bonds benefited from strong demand, while securitized debt, such as asset-backed securities, lagged amid heavy supply.

A robust increase in corporate earnings growth appeared to be a key performance driver during the period. According to FactSet, overall earnings for the S&P 500 rose 89% in the second quarter of 2021 versus the year before, the fastest pace since 2009. Despite the significant rally in the S&P 500 over the first 10 months of the year, the index’s price/earnings ratio actually fell over that period as earnings rose faster than stock prices, and improving balance sheets helped keep defaults very low in the high yield bond market. Although economic growth showed signs of slowing at times, data remained solidly positive through the end of the period. The unemployment rate, which started the year at 6.7%, fell to 4.2% by November, and retail sales data showed that consumers were eager to spend.

However, strong earnings and employment gains were partially offset by inflation concerns. Prices surged as the release of pent-up demand and supply chain disruptions contributed to higher inflation around the globe. In the U.S., the 6.8% increase in the consumer price index for the 12-month period ended in November was the highest level since 1982.

Meanwhile, central banks began to slowly move away from the extremely accommodative policies they instituted in response to the initial wave of the coronavirus. The Federal Reserve announced that it would begin trimming its purchases of Treasury bonds and agency mortgage-backed securities in November, and speculation that the Fed might have to raise rates earlier than expected to keep inflation in check added to volatility at the end of the period.

As we enter 2022, valuations appear elevated across many asset categories, and, as a result, we believe that investors will need to use greater selectivity to identify potential opportunities. Higher inflation, a shift toward monetary tightening, and the continuing struggle to control the pandemic all pose potential challenges for economic growth and earnings. On the positive side, household wealth gains, pent-up consumer demand, and a potential boom in capital expenditures could sustain growth even as monetary policy turns less supportive. In this environment, our investment teams will remain focused on using fundamental research to identify companies that can add value to your portfolio over the long term.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity.

FUND COMMENTARY

How did the fund perform in the past six months?

The Short Duration Income Fund returned -0.30% in the six months ended November 30, 2021, outperforming its benchmark, the Bloomberg 1–3 Year U.S. Corporate Bond Index, as well as its Lipper peer group average. (Returns for the I Class shares will vary, reflecting a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Credit markets continued to recover from the pandemic-induced downturn, though the pace of the recovery was hindered by bouts of macro-driven volatility. Both interest rates, specifically two-year yields, and credit spreads moved higher as persistent inflation and a strong U.S. economy raised questions about the appropriateness of the Federal Reserve’s accommodative monetary policy. While economic fundamentals remain healthy, the Fed’s announcement that it would begin tapering asset purchases in late 2021 added to the unsteadiness in markets. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with Treasuries.)

Front-end Treasury yields rose on expectations of an accelerated interest rate liftoff by the Federal Reserve, with the two-year Treasury note yield beginning the reporting period at 0.14% and ending November at 0.52%.

Sector allocation was constructive in aggregate. The fund’s overweight allocation to high yield corporate debt and allocations to out-of-benchmark sectors, including securitized sectors, aided relative results. Security selection among investment-grade corporate bonds also contributed. Credits issued by global banks were supported by strong corporate earnings, and exploration and production names in the energy sector received a boost from the rally in oil prices throughout September and October. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Interest rate management also contributed modestly. Our shorter-duration position relative to the benchmark, coupled with a slight underweight within the front end of the yield curve, supported relative performance as yields on shorter-maturity Treasuries rose.

Our out-of-benchmark allocation to emerging markets (EM) debt detracted from performance, as a strong U.S. dollar, tighter global monetary policy, and the emergence of the coronavirus omicron variant weighed on the sector. However, certain countries are in much sounder fiscal positions than others, and a broad global growth recovery should provide a tailwind for the asset class in 2022. Within the fund’s EM allocation, holdings of some China property developers detracted amid concerns regarding tightening regulatory conditions and distress in heavily indebted China Evergrande Group, which was not held but damaged sentiment across the sector. Our EM credit team expects a recovery in the China property market, aided by a potential policy shift and sturdy fundamentals for many higher-quality issuers.

How is the fund positioned?

Relative to the benchmark, we continue to underweight investment-grade corporate bonds while aiming to diversify the portfolio and add yield by overweighting high yield corporate debt and taking out-of-benchmark positions in securitized sectors and emerging markets. Corporate debt represented just above 40% of net assets as of November 30, 2021. Bonds rated BBB, which our research analysts believe are often mispriced and offer attractive relative value, were a significant holding, followed by debt rated BB and below, which screened attractively amid tight credit spreads and valuations across the investment-grade market.

We held out-of-benchmark positions in emerging markets corporate bonds to pick up a yield advantage over U.S. investment-grade corporate bonds. When inflation pressures and supply chain disruptions weighed on emerging market debt, we found opportunities to add positions at relatively attractive valuations.

Securitized sectors continued to provide steady income and diversification benefits. Within securitized credits, we held out-of-benchmark positions in asset-backed securities, commercial mortgage-backed securities, non-agency mortgage-backed securities, and collateralized loan obligations to capture a risk-adjusted yield advantage over investment-grade corporate bonds while also diversifying risk positioning.

Regarding yield curve positioning and interest rate management, we have maintained a moderately shorter-duration profile on average relative to the benchmark given our view that growth will help drive higher rates and a steeper yield curve. Additionally, the amount of bonds maturing in one year or less increased during the period, which is consistent with our desire to position for an environment of rising yields.

We aim to maintain current risk levels within the portfolio by targeting opportunities with attractive valuations and harvesting gains where credit spread levels do not provide adequate compensation for the risks associated with owning the security. Simultaneously, we have built up liquidity in the form of out-of-benchmark U.S. Treasury positions, which we plan to deploy during periods of spread widening.

While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps.

What is portfolio management’s outlook?

Rate increases will likely be capped as the market awaits more clarity on both the omicron variant and the Fed’s policy response. However, despite the uncertainty caused by omicron, we continue to believe that higher yields are possible in 2022 as a result of a strengthening U.S. economy and an improving ability to mitigate the virus’s effects. With growth expectations at lower levels and inflation expectations now higher, there is greater room for improving data to drive rates higher over the longer term.

After our reporting period ended, the Fed’s mid-December policy meeting provided some clarity about the pace of tapering and the possible timing of rate hikes. Any policy missteps by the Fed, such as tightening policy more quickly in the face of a cloudier economic outlook, could lead to increased levels of market volatility and further fluctuations in short-term credit spreads. However, bouts of volatility should also provide tactical opportunities for us, particularly given the strong growth environment.

While valuations have become more attractive after credit spreads widened in November, spreads remain near the tighter end of their longer-term range. Given current spread levels, we believe the liquidity we have built up will be advantageous in periods of spread widening. In such a climate, active sector and security selection are likely to play critical roles in generating yield and managing risk, and we are confident that our research platform is well positioned to capitalize on the current market environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

The value of investments held by the fund may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. An issuer of a debt instrument held by the fund could default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income and share price. Issuers of high yield bonds and loans are not as strong financially as those with higher credit ratings, so the issuers and lenders are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. A fund investing in mortgage-backed securities, certain asset-backed securities, and other debt instruments that have embedded call options can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal. A rise in interest rates or lack of refinancing opportunities can cause the fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities, asset-backed securities, and callable debt instruments. This would increase the fund’s sensitivity to rising rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg® and Bloomberg 1–3 Year U.S. Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2021 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

November 30, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

ASSET-BACKED SECURITIES 17.4%

Car Loan 4.9%

	Par/Shares	$ Value
AmeriCredit Automobile Receivables Trust Series 2020-2, Class D 2.13%, 3/18/26	120	122
Carmax Auto Owner Trust Series 2020-1, Class D 2.64%, 7/15/26	115	117
CarMax Auto Owner Trust Series 2021-2, Class C 1.34%, 2/16/27	250	246
Drive Auto Receivables Trust Series 2021-1, Class D 1.45%, 1/16/29	150	150
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98%, 6/15/26	75	75
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class C 1.37%, 1/16/26	30	30
GM Financial Consumer Automobile Receivables Trust Series 2020-4, Class C 1.05%, 5/18/26	50	50
GM Financial Leasing Trust Series 2021-1, Class D 1.01%, 7/21/25	140	139
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06%, 4/15/24 (1)	160	161
GMF Floorplan Owner Revolving Trust Series 2020-1, Class C 1.48%, 8/15/25 (1)	235	237
JPMorgan Chase Bank Series 2021-2, Class D 1.138%, 12/26/28 (1)	226	226
Santander Consumer Auto Receivables Trust Series 2020-BA, Class C 1.29%, 4/15/26 (1)	100	100
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 1/15/27 (1)	100	99
Santander Consumer Auto Receivables Trust Series 2021-CA, Class C 2.97%, 6/15/28 (1)	300	305
Santander Retail Auto Lease Trust Series 2019-A, Class D 3.66%, 5/20/24 (1)	200	202

Santander Retail Auto Lease Trust Series 2021-C, Class D 1.39%, 8/20/26 (1)	350	346
World Omni Auto Receivables Trust Series 2020-C, Class C 1.39%, 5/17/27	85	85
		2,690
Other Asset-Backed Securities 10.5%		
Applebee's Funding Series 2019-1A, Class A2I 4.194%, 6/5/49 (1)	248	251
Benefit Street Partners XI Series 2017-11A, Class A2R, CLO, FRN 3M USD LIBOR + 1.50%, 1.624%, 4/15/29 (1)	250	250
Blackbird Capital Aircraft Lease Securitization Series 2016-1A, Class AA, STEP 2.487%, 12/16/41 (1)	99	99
BlueMountain Series 2012-2A, Class AR2, CLO, FRN 3M USD LIBOR + 1.05%, 1.21%, 11/20/28 (1)	138	138
CBAM Series 2019-9A, Class B1, CLO, FRN 3M USD LIBOR + 1.90%, 2.024%, 2/12/30 (1)	250	250
Cedar Funding VII Series 2018-7A, Class B, CLO, FRN 3M USD LIBOR + 1.40%, 1.532%, 1/20/31 (1)	250	249
Cedar Funding XIV Series 2021-14A, Class A, CLO, FRN 3M USD LIBOR + 1.10%, 1.224%, 7/15/33 (1)	375	374
DB Master Finance Series 2019-1A, Class A2II 4.021%, 5/20/49 (1)	93	96
Elara HGV Timeshare Issuer Series 2016-A, Class A 2.73%, 4/25/28 (1)	17	17
Elara HGV Timeshare Issuer Series 2019-A, Class A 2.61%, 1/25/34 (1)	107	108
FOCUS Brands Funding Series 2018-1, Class A2 5.184%, 10/30/48 (1)	267	280
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	243	255
Hilton Grand Vacations Trust Series 2017-AA, Class B 2.96%, 12/26/28 (1)	113	115

Hilton Grand Vacations Trust Series 2019-AA, Class B 2.54%, 7/25/33 (1)	159	161
KKR Series 29A, Class A, CLO, FRN 3M USD LIBOR + 1.20%, 1.324%, 1/15/32 (1)	250	250
Madison Park Funding XXIII Series 2017-23A, Class AR, CLO, FRN 3M USD LIBOR + 0.97%, 1.105%, 7/27/31 (1)	250	250
Madison Park Funding XXXVII Series 2019-37A, Class AR, CLO, FRN 3M USD LIBOR + 1.07%, 1.194%, 7/15/33 (1)	250	250
MVW Series 2021-1WA, Class C 1.94%, 1/22/41 (1)	105	103
MVW Owner Trust Series 2017-1A, Class B 2.75%, 12/20/34 (1)	124	125
Neuberger Berman Loan Advisers Series 2017-26A, Class BR, CLO, FRN 3M USD LIBOR + 1.40%, 1.545%, 10/18/30 (1)	255	255
Neuberger Berman XVII Series 2014-17A, Class CR2, CLO, FRN 3M USD LIBOR + 2.00%, 2.128%, 4/22/29 (1)	250	250
OCP Series 2017-13A, Class A2R, CLO, FRN 3M USD LIBOR + 1.55%, 1.674%, 7/15/30 (1)	250	250
Octagon Investment Partners Series 2016-1A, Class AR, CLO, FRN 3M USD LIBOR + 1.18%, 1.304%, 1/24/33 (1)	250	251
Octane Receivables Trust Series 2021-2A, Class A 1.21%, 9/20/28 (1)	100	100
Planet Fitness Master Issuer Series 2018-1A, Class A2II 4.666%, 9/5/48 (1)	199	204
Sierra Timeshare Receivables Funding Series 2021-1A, Class B 1.34%, 11/20/37 (1)	201	198
Sierra Timeshare Receivables Funding Series 2021-1A, Class C 1.79%, 11/20/37 (1)	67	66
Sonic Capital Series 2020-1A, Class A2I 3.845%, 1/20/50 (1)	148	154
Symphony Static I Series 2021-1A, Class C, CLO, FRN 3M USD LIBOR + 1.85%, 1.979%, 10/25/29 (1)	250	249

Symphony XXIII Series 2020-23A, Class AR, CLO, FRN 3M USD LIBOR + 1.02%, 1/15/34 (1)	250	250
		5,848
Student Loan 2.0%		
Navient Private Education Refi Loan Trust Series 2018-A, Class A2 3.19%, 2/18/42 (1)	46	47
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A 3.42%, 1/15/43 (1)	83	85
Navient Private Education Refi Loan Trust Series 2019-D, Class A2A 3.01%, 12/15/59 (1)	126	130
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40%, 10/15/68 (1)	103	105
Navient Private Education Refi Loan Trust Series 2020-A, Class A2A 2.46%, 11/15/68 (1)	100	102
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32%, 4/20/62 (1)	330	326
SMB Private Education Loan Trust Series 2016-C, Class A2A 2.34%, 9/15/34 (1)	41	42
SMB Private Education Loan Trust Series 2017-B, Class B 3.50%, 12/16/41 (1)	150	154
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23%, 9/15/37 (1)	97	98
		1,089
Total Asset-Backed Securities (Cost $9,652)		**9,627**
BANK LOANS 1.8% (2)		
Consumer Cyclical 0.3%		
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24	185	184
		184
Consumer Non-Cyclical 0.8%		
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 2/14/25 (3)	200	199
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 8/31/26	254	253
		452

Insurance 0.3%		
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.09%, 11/3/24	179	177
		177
Technology 0.4%		
Applied Systems, FRN, 1M USD LIBOR + 3.25%, 3.75%, 9/19/24	199	198
		198
Total Bank Loans (Cost $1,016)		**1,011**
CORPORATE BONDS 38.4%		
Banking 8.5%		
AIB Group, 4.75%, 10/12/23 (1)	200	213
Banco de Bogota, 6.25%, 5/12/26	200	216
Banco de Credito del Peru, 4.25%, 4/1/23	200	207
Banco Santander, 2.746%, 5/28/25	200	208
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25	150	163
Bank of America, VR, 0.976%, 4/22/25 (4)	350	346
Bank of Ireland Group, 4.50%, 11/25/23 (1)	200	213
BBVA Bancomer, 4.375%, 4/10/24	150	160
Citigroup, VR, 0.981%, 5/1/25 (4)	150	149
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(4)	250	254
Danske Bank, 5.375%, 1/12/24 (1)	200	216
Deutsche Bank, Series D, 5.00%, 2/14/22	150	151
Goldman Sachs Group, VR, 0.673%, 3/8/24 (4)	220	219
HSBC Holdings, 4.25%, 3/14/24	200	212
JPMorgan Chase, VR, 0.824%, 6/1/25 (4)	145	143
Lloyds Banking Group, 4.50%, 11/4/24	200	216
Morgan Stanley, VR, 0.731%, 4/5/24 (4)	210	209
Shinhan Bank, 1.375%, 10/21/26	200	199
Societe Generale, 2.625%, 10/16/24 (1)	200	206
Standard Chartered, VR, 0.991%, 1/12/25 (1)(4)	200	198
UBS, 0.70%, 8/9/24 (1)	300	297
UniCredit, 3.75%, 4/12/22 (1)	300	303
		4,698
Basic Industry 2.6%		
ABJA Investment, 5.95%, 7/31/24	200	216
ALROSA Finance, 4.65%, 4/9/24	200	210
ArcelorMittal, 3.60%, 7/16/24	130	136
Arconic, 6.125%, 2/15/28 (1)	170	177
Celulosa Arauco y Constitucion, 4.50%, 8/1/24	200	213
Cleveland-Cliffs, 9.875%, 10/17/25 (1)	30	34
CSN Resources, 7.625%, 4/17/26	200	207
Suzano Austria, 5.75%, 7/14/26	200	226

Westlake Chemical, 0.875%, 8/15/24	25	25
		1,444
Capital Goods 0.2%		
TransDigm, 8.00%, 12/15/25 (1)	90	95
		95
Communications 3.8%		
AT&T, 0.90%, 3/25/24	115	114
CSC Holdings, 5.25%, 6/1/24	95	99
Globo Comunicacao e Participacoes, 4.843%, 6/8/25	200	203
Gray Television, 7.00%, 5/15/27 (1)	130	138
HTA Group, 7.00%, 12/18/25	200	207
iHeartCommunications, 5.25%, 8/15/27 (1)	155	157
Sprint, 7.125%, 6/15/24	170	190
Tower Bersama Infrastructure, 4.25%, 1/21/25	200	208
Townsquare Media, 6.875%, 2/1/26 (1)	165	173
Turk Telekomunikasyon, 6.875%, 2/28/25	200	209
Univision Communications, 6.625%, 6/1/27 (1)	200	213
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25	200	201
		2,112
Consumer Cyclical 7.2%		
7-Eleven, 0.80%, 2/10/24 (1)	45	45
Bath & Body Works, 7.50%, 6/15/29	160	178
Carnival, 9.875%, 8/1/27 (1)	20	22
Carnival, 10.50%, 2/1/26 (1)	105	119
Cedar Fair, 5.50%, 5/1/25 (1)	95	98
Cinemark USA, 8.75%, 5/1/25 (1)	170	180
Clarios Global, 6.75%, 5/15/25 (1)	85	89
General Motors Financial, 1.05%, 3/8/24	150	149
General Motors Financial, 2.90%, 2/26/25	150	155
Goodyear Tire & Rubber, 9.50%, 5/31/25	90	97
Hyatt Hotels, 1.30%, 10/1/23	60	60
Hyundai Capital America, 0.80%, 1/8/24 (1)	150	149
Hyundai Capital America, 0.875%, 6/14/24 (1)	180	178
IRB Holding, 7.00%, 6/15/25 (1)	90	94
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (1)	200	214
Marriott International, 3.125%, 2/15/23	100	102
Marriott International, 3.60%, 4/15/24	100	105
MercadoLibre, 2.375%, 1/14/26	200	192
Meritor, 6.25%, 6/1/25 (1)	95	99
Nissan Motor, 3.043%, 9/15/23 (1)	200	206
Nordstrom, 2.30%, 4/8/24	155	153
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1)	165	165
Prime Security Services Borrower, 5.25%, 4/15/24 (1)	150	157
QVC, 4.375%, 3/15/23	150	155
QVC, 4.85%, 4/1/24	150	160

Royal Caribbean Cruises, 5.25%, 11/15/22	105	106
Royal Caribbean Cruises, 11.50%, 6/1/25 (1)	42	47
St. Joseph's University Medical Center, 3.926%, 7/1/22	100	102
Stellantis Finance U.S., 1.711%, 1/29/27 (1)	200	196
Tenneco, 7.875%, 1/15/29 (1)	200	214
		3,986
Consumer Non-Cyclical 2.8%		
Albertsons, 5.875%, 2/15/28 (1)	215	226
Astrazeneca Finance, 1.20%, 5/28/26	215	212
Brunswick, 0.85%, 8/18/24	115	114
CD&R Smokey Buyer, 6.75%, 7/15/25 (1)	175	182
Cigna, 0.613%, 3/15/24	35	35
Kimberly-Clark de Mexico, 3.80%, 4/8/24	200	211
Legacy LifePoint Health, 6.75%, 4/15/25 (1)	170	176
Performance Food Group, 6.875%, 5/1/25 (1)	95	99
Tenet Healthcare, 7.50%, 4/1/25 (1)	90	95
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24	200	208
		1,558
Electric 2.8%		
AES, 3.30%, 7/15/25 (1)	100	105
Alexander Funding Trust, 1.841%, 11/15/23 (1)	200	202
Engie Energia Chile, 4.50%, 1/29/25	200	214
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1)	95	97
Pacific Gas & Electric, 1.75%, 6/16/22	460	460
Pacific Gas & Electric, 3.50%, 6/15/25	100	104
Vistra Operations, 3.55%, 7/15/24 (1)	200	207
Vistra Operations, 5.00%, 7/31/27 (1)	155	156
		1,545
Energy 3.7%		
Aker BP, 3.00%, 1/15/25 (1)	150	156
Chesapeake Energy, 5.50%, 2/1/26 (1)	150	156
Continental Resources, 3.80%, 6/1/24	50	52
Continental Resources, 4.50%, 4/15/23	100	103
Energy Transfer, 2.90%, 5/15/25	100	103
Energy Transfer, 4.90%, 2/1/24	60	64
EQT, 3.00%, 10/1/22	50	50
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	100	101
Leviathan Bond, 5.75%, 6/30/23 (1)	200	204
Occidental Petroleum, 6.95%, 7/1/24	160	176
Tallgrass Energy Partners, 7.50%, 10/1/25 (1)	170	181
Targa Resources Partners, 6.50%, 7/15/27	45	48
Targa Resources Partners, 6.875%, 1/15/29	255	280
Tengizchevroil Finance International, 2.625%, 8/15/25	200	202
Thaioil Treasury Center, 3.625%, 1/23/23	200	204
		2,080

Finance Companies 1.6%		
AerCap Ireland Capital, 1.65%, 10/29/24	215	214
AerCap Ireland Capital, 4.50%, 9/15/23	150	158
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	100	105
Navient, 6.125%, 3/25/24	135	142
Navient, 7.25%, 9/25/23	45	48
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	200	210
		877
Financial Other 2.7%		
Dar Al-Arkan Sukuk, 6.875%, 3/21/23	200	205
EMG SUKUK, 4.564%, 6/18/24	200	212
Hikma Finance USA, 3.25%, 7/9/25	200	207
Howard Hughes, 5.375%, 8/1/28 (1)	150	156
Kuwait Projects SPC, 5.00%, 3/15/23	200	200
MAF Global Securities, 4.75%, 5/7/24	200	214
Shimao Group Holdings, 5.60%, 7/15/26	200	143
Times China Holdings, 6.75%, 7/16/23	200	147
		1,484
Insurance 0.6%		
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	25	25
Humana, 0.65%, 8/3/23	100	99
Humana, 1.35%, 2/3/27	70	68
Jackson Financial, 1.125%, 11/22/23 (1)	120	120
		312
Owned No Guarantee 0.3%		
Lamar Funding, 3.958%, 5/7/25	200	198
		198
Real Estate Investment Trusts 0.2%		
Park Intermediate Holdings, 7.50%, 6/1/25 (1)	95	100
		100
Technology 0.8%		
CDW, 5.50%, 12/1/24	55	60
Microchip Technology, 0.972%, 2/15/24 (1)	125	124
Skyworks Solutions, 0.90%, 6/1/23	20	20
TSMC Global, 1.25%, 4/23/26 (1)	200	197
VMware, 0.60%, 8/15/23	70	69
		470
Transportation 0.6%		
Canadian Pacific Railway, 1.35%, 12/2/24	200	199
Sydney Airport Finance, 3.90%, 3/22/23 (1)	150	156
		355
Total Corporate Bonds (Cost $21,675)		**21,314**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 21.8%

Collateralized Mortgage Obligations 11.0%

Angel Oak Mortgage Trust Series 2020-6, Class A1, CMO, ARM 1.261%, 5/25/65 (1)	47	47
Angel Oak Mortgage Trust Series 2021-2, Class A3, CMO, ARM 1.447%, 4/25/66 (1)	182	181
Angel Oak Mortgage Trust Series 2021-3, Class A3, CMO, ARM 1.459%, 5/25/66 (1)	162	161
Angel Oak Mortgage Trust I Series 2019-2, Class M1, CMO, ARM 4.065%, 3/25/49 (1)	100	100
Arbor Realty Commercial Real Estate Notes Series 2021-FL3, Class A, CMO, ARM 1M USD LIBOR + 1.07%, 1.16%, 8/15/34 (1)	100	100
Arbor Realty Commercial Real Estate Notes Series 2021-FL4, Class A, CMO, ARM 1M USD LIBOR + 1.35%, 1.44%, 11/15/36 (1)	115	115
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A3, CMO, ARM 2.189%, 9/25/51 (1)	115	115
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A, ARM 3.50%, 1/28/58 (1)	54	55
CAFL Issuer Series 2021-RTL1, Class A2, CMO, STEP 3.104%, 3/28/29 (1)	220	217
COLT Mortgage Loan Trust Series 2020-3, Class A1, CMO, ARM 1.506%, 4/27/65 (1)	46	46
Connecticut Avenue Securities Series 2021-R01, Class 1M2, CMO, ARM SOFR30A + 1.55%, 1.60%, 10/25/41 (1)	200	201
Deephaven Residential Mortgage Trust Series 2021-1, Class A3, CMO, ARM 1.128%, 5/25/65 (1)	66	66
Deephaven Residential Mortgage Trust Series 2021-2, Class B1, CMO, ARM 3.174%, 4/25/66 (1)	100	99
Eagle RE Series 2021-2, Class M1A, CMO, ARM SOFR30A + 1.55%, 1.599%, 4/25/34 (1)	150	150

Ellington Financial Mortgage Trust Series 2021-2, Class B1, CMO, ARM 3.202%, 6/25/66 (1)	205	205
Flagstar Mortgage Trust Series 2019-1INV, Class A11, CMO, ARM 1M USD LIBOR + 0.95%, 1.042%, 10/25/49 (1)	28	28
Flagstar Mortgage Trust Series 2020-1INV, Class A11, CMO, ARM 1M USD LIBOR + 0.85%, 0.942%, 3/25/50 (1)	43	43
Freddie Mac Whole Loan Securities Trust Series 2017-SC02, Class M1, CMO, ARM 3.843%, 5/25/47 (1)	332	334
FWD Securitization Trust Series 2020-INV1, Class M1, CMO, ARM 2.85%, 1/25/50 (1)	250	250
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A3, CMO, ARM 1.532%, 7/25/61 (1)	283	281
Hundred Acre Wood Trust Series 2021-INV1, Class A9, CMO, ARM 2.50%, 7/25/51 (1)	148	151
Hundred Acre Wood Trust Series 2021-INV2, Class A27, CMO, ARM 2.50%, 10/25/51 (1)	98	99
JPMorgan Mortgage Trust Series 2019-INV2, Class A3, CMO, ARM 3.50%, 2/25/50 (1)	152	154
MFRA Trust Series 2021-NQM2, Class A3, CMO, ARM 1.472%, 11/25/64 (1)	87	87
New Residential Mortgage Loan Trust Series 2021-NQ1R, Class A3, CMO, ARM 1.198%, 7/25/55 (1)	96	96
OBX Trust Series 2019-INV1, Class A3, CMO, ARM 4.50%, 11/25/48 (1)	74	75
OBX Trust Series 2019-INV2, Class A25, CMO, ARM 4.00%, 5/27/49 (1)	81	82
OBX Trust Series 2021-NQM1, Class A3, CMO, ARM 1.329%, 2/25/66 (1)	107	106
OBX Trust Series 2021-NQM3, Class A2, CMO, ARM 1.26%, 7/25/61 (1)	94	94
Radnor RE Series 2021-2, Class M1A, CMO, ARM SOFR30A + 1.85%, 1.898%, 11/25/31 (1)	150	150

Starwood Mortgage Residential Trust Series 2020-INV1, Class A3, CMO, ARM 1.593%, 11/25/55 (1)	55	55
Starwood Mortgage Residential Trust Series 2020-INV1, Class M1, CMO 2.501%, 11/25/55 (1)	100	100
Starwood Mortgage Residential Trust Series 2021-2, Class A3, CMO, ARM 1.431%, 5/25/65 (1)	164	163
Structured Agency Credit Risk Debt Notes Series 2020-DNA2, Class M2, CMO, ARM 1M USD LIBOR + 1.85%, 1.942%, 2/25/50 (1)	154	155
Structured Agency Credit Risk Debt Notes Series 2020-DNA5, Class M2, CMO, ARM SOFR30A + 2.80%, 2.85%, 10/25/50 (1)	115	116
Structured Agency Credit Risk Debt Notes Series 2020-DNA6, Class M1, CMO, ARM SOFR30A + 0.90%, 0.95%, 12/25/50 (1)	74	74
Structured Agency Credit Risk Debt Notes Series 2020-HQA1, Class M2, CMO, ARM 1M USD LIBOR + 1.90%, 1.992%, 1/25/50 (1)	60	60
Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2, CMO, ARM SOFR30A + 1.65%, 1.70%, 1/25/34 (1)	100	100
Towd Point Mortgage Trust Series 2016-5, Class A1, ARM 2.50%, 10/25/56 (1)	77	78
TRK Mortgage Series 2021-INV1, Class A3, CMO, ARM 1.562%, 7/25/56 (1)	91	89
UWM Mortgage Trust Series 2021-INV2, Class A15, CMO, ARM 2.50%, 9/25/51 (1)	218	218
Verus Securitization Trust Series 2019-4, Class A1, CMO, STEP 2.642%, 11/25/59 (1)	22	22
Verus Securitization Trust Series 2019-INV3, Class A3, CMO, ARM 3.10%, 11/25/59 (1)	243	249
Verus Securitization Trust Series 2020-1, Class A3, CMO, STEP 2.724%, 1/25/60 (1)	142	143
Verus Securitization Trust Series 2021-2, Class A3, CMO, ARM 1.545%, 2/25/66 (1)	269	268
Verus Securitization Trust Series 2021-R1, Class M1, CMO 2.338%, 10/25/63 (1)	100	100

Verus Securitization Trust Series 2021-R3, Class M1, CMO, ARM 2.411%, 4/25/64 (1)	120	119
ZH Trust Series 2021-1, Class A, CMO 2.253%, 2/18/27 (1)	100	100
		6,097
Commercial Mortgage-Backed Securities 10.8%		
Alen Mortgage Trust Series 2021-ACEN, Class C, ARM 1M USD LIBOR + 2.25%, 2.34%, 4/15/34 (1)	100	100
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX, Class E, ARM 1M USD LIBOR + 3.75%, 3.84%, 9/15/38 (1)	100	100
BANK Series 2019-BN23, Class A1 1.975%, 12/15/52	54	55
BPR Trust Series 2021-TY, Class C, ARM 1M USD LIBOR + 1.70%, 1.79%, 9/15/38 (1)	100	100
BX Commercial Mortgage Trust Series 2019-IMC, Class A, ARM 1M USD LIBOR + 1.00%, 1.089%, 4/15/34 (1)	160	160
BX Commercial Mortgage Trust Series 2019-IMC, Class D, ARM 1M USD LIBOR + 1.90%, 1.989%, 4/15/34 (1)	202	199
BX Commercial Mortgage Trust Series 2020-BXLP, Class F, ARM 1M USD LIBOR + 2.00%, 2.09%, 12/15/36 (1)	84	83
BX Trust Series 2018-GW, Class D, ARM 1M USD LIBOR + 1.77%, 1.86%, 5/15/35 (1)	125	124
BX Trust Series 2021-ARIA, Class C, ARM 1M USD LIBOR + 1.646%, 1.736%, 10/15/36 (1)	160	159
CD Mortgage Trust Series 2016-CD1, Class B, ARM 3.077%, 8/10/49	100	103
Citigroup Commercial Mortgage Trust Series 2013-375P, Class B, ARM 3.635%, 5/10/35 (1)	150	153
Citigroup Commercial Mortgage Trust Series 2015-P1, Class B, ARM 4.461%, 9/15/48	250	267
Citigroup Commercial Mortgage Trust Series 2016-C1, Class AS 3.514%, 5/10/49	200	212

Cold Storage Trust Series 2020-ICE5, Class C, ARM 1M USD LIBOR + 1.65%, 1.74%, 11/15/37 (1)	147	147
Commercial Mortgage Trust Series 2013-300P, Class A1 4.353%, 8/10/30 (1)	146	152
Commercial Mortgage Trust Series 2014-CR14, Class AM, ARM 4.526%, 2/10/47	75	79
Commercial Mortgage Trust Series 2014-UBS2, Class B 4.701%, 3/10/47	105	111
Commercial Mortgage Trust Series 2015-CR22, Class C, ARM 4.243%, 3/10/48	100	104
Commercial Mortgage Trust Series 2015-DC1, Class AM 3.724%, 2/10/48	155	163
Credit Suisse Mortgage Capital Certificates Series 2020-TMIC, Class A, ARM 1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1)	150	151
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, ARM 3.673%, 9/10/35 (1)	170	180
Extended Stay America Trust Series 2021-ESH, Class C, ARM 1M USD LIBOR + 1.70%, 1.79%, 7/15/38 (1)	139	139
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B 3.447%, 12/10/36 (1)	275	282
Great Wolf Trust Series 2019-WOLF, Class E, ARM 1M USD LIBOR + 2.732%, 2.822%, 12/15/36 (1)	250	242
GS Mortgage Securities Trust Series 2021-ROSS, Class C, ARM 1M USD LIBOR + 2.00%, 2.09%, 5/15/26 (1)	105	105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class BFL, ARM 1M USD LIBOR + 1.50%, 1.586%, 7/5/33 (1)	59	59
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-609M, Class B, ARM 1M USD LIBOR + 1.77%, 1.86%, 10/15/33 (1)	100	100
LSTAR Commercial Mortgage Trust Series 2015-3, Class B, ARM 3.316%, 4/20/48 (1)	147	149
LUXE Trust Series 2021-TRIP, Class C, ARM 1M USD LIBOR + 1.75%, 1.84%, 10/15/38 (1)	250	250

Merit Series 2020-HILL, Class B, ARM 1M USD LIBOR + 1.40%, 1.49%, 8/15/37 (1)	292	292
MF1 Series 2021-FL7, Class A, ARM 1M USD LIBOR + 1.08%, 1.169%, 10/16/36 (1)	115	114
MHC Commercial Mortgage Trust Series 2021-MHC, Class B, ARM 1M USD LIBOR + 1.101%, 1.19%, 4/15/38 (1)	205	204
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class AS 3.214%, 2/15/46	140	142
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.741%, 8/15/47	39	41
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	95	101
Morgan Stanley Capital I Trust Series 2019-NUGS, Class D, ARM 1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1)	125	125
One Market Plaza Trust Series 2017-1MKT, Class A 3.614%, 2/10/32 (1)	130	130
Shelter Growth CRE Issuer Series 2021-FL3, Class A, ARM 1M USD LIBOR + 1.08%, 1.17%, 9/15/36 (1)	105	105
SLIDE Series 2018-FUN, Class D, ARM 1M USD LIBOR + 2.10%, 2.19%, 6/15/31 (1)	232	227
Wells Fargo Commercial Mortgage Trust Series 2019-JWDR, Class A, ARM 2.584%, 9/15/31 (1)	150	150
WFRBS Commercial Mortgage Trust Series 2012-C6, Class B 4.697%, 4/15/45	160	161
		6,020
Total Non-U.S. Government Mortgage-Backed Securities (Cost $12,185)		**12,117**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 13.1%

U.S. Treasury Obligations 13.1%

U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	260	279
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	271	285
U.S. Treasury Notes, 0.125%, 6/30/22	120	120

U.S. Treasury Notes, 0.125%, 11/30/22 (5)	160	160
U.S. Treasury Notes, 0.125%, 1/31/23	470	469
U.S. Treasury Notes, 0.125%, 2/28/23	120	120
U.S. Treasury Notes, 0.125%, 3/31/23	1,710	1,704
U.S. Treasury Notes, 0.125%, 4/30/23	335	334
U.S. Treasury Notes, 0.125%, 5/31/23	1,425	1,419
U.S. Treasury Notes, 0.125%, 6/30/23	1,415	1,408
U.S. Treasury Notes, 0.125%, 7/31/23	750	746
U.S. Treasury Notes, 0.25%, 9/30/23	250	249
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $7,316)		**7,293**
SHORT-TERM INVESTMENTS 3.2%		
Commercial Paper 0.7%		
4(2) 0.7%(6)		
Syngenta Wilmington, 0.60%, 12/8/21 (6)	400	400
		400
Money Market Funds 2.5%		
T. Rowe Price Government Reserve Fund, 0.06% (7)(8)	1,386	1,386
		1,386
Total Short-Term Investments (Cost $1,786)		**1,786**
Total Investments in Securities 100.1% of Net Assets (Cost $56,064)		**$ 55,571**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $27,886 and represents 50.2% of net assets.

(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(3) All or a portion of this loan is unsettled as of November 30, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.

(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

The accompanying notes are an integral part of these financial statements.

November 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on December 8, 2020. The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration Income Fund (Investor Class) and the Short Duration Income Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the period ended November 30, 2021, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2021, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended November 30, 2021, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2021, securities valued at $50,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the period ended November 30, 2021, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 15% and 29% of net assets.

Options The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended November 30, 2021, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 7% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the period ended November 30, 2021, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 12% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Bank Loans The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

LIBOR Transition The fund may invest in instruments that are tied to reference rates, including LIBOR. On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $17,501,000 and $5,693,000, respectively, for the period ended November 30, 2021. Purchases and sales of U.S. government securities aggregated $3,761,000 and $3,943,000, respectively, for the period ended November 30, 2021.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2021, the cost of investments for federal income tax purposes was $55,821,000. Net unrealized loss aggregated $516,000 at period-end, of which $59,000 related to appreciated investments and $575,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. At November 30, 2021, the effective annual group fee rate was 0.28%.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the period ended November 30, 2021 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses waived/paid by Price Associates in the amount of $266,000 remain subject to repayment by the fund at November 30, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended November 30, 2021, expenses incurred pursuant to these service agreements were $42,000 for Price Associates and $15,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of November 30, 2021, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,975,000 shares of the Investor Class, representing 37% of the Investor Class's net assets, and 25,000 shares of the I Class, representing 11% of the I Class's net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended November 30, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. The duration of this outbreak or others and their effects cannot be determined with certainty.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on July 27, 2021, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2020, through March 31, 2021. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 18, 2022